Income taxes - Uncertain Tax Positions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning of year	€ 0	€ 1,666	€ 1,545
Reductions due to lapsed statute of limitations during current year	0	(1,666)
Interest and penalties	0	0	121
Balance, end of year	€ 0	€ 0	€ 1,666